Note 3 - Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and Equipment

Property and equipment as shown on the accompanying Condensed Consolidated Balance Sheets is composed of the following as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Equipment and furnishings	$653,740	$591,554
Leasehold improvements	115,605	115,605
Total property and equipment	769,345	707,159
Accumulated depreciation and amortization	(562,490)	(550,221)
Property and equipment, net	$206,855	$156,938

3.	Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of December 31, 2021 and 2020:

	2021	2020
Equipment and furnishings	$591,554	$543,836
Leasehold improvements	115,605	115,605
Total property and equipment	707,159	659,441
Accumulated depreciation and amortization	(550,221)	(511,700)
Property and equipment, net	$156,938	$147,741

Depreciation expense was $38,521 and $19,656 during the years ended December 31, 2021 and 2020, respectively.